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Real Estate Index Portfolio
Portfolio Summary
Investment Objective

The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Real Estate Index Portfolio Real Estate Index Portfolio
Management Fees	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Real Estate Index Portfolio | Real Estate Index Portfolio | USD ($)	27	84	146	331

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index. The Index is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies. The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio's share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

  Industry concentration risk, which is the chance that the stocks of REITs and other real estate-related investments will decline because of adverse developments affecting the real estate industry and real property values. Because the Portfolio concentrates its assets in these stocks, industry concentration risk is high.
  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio's target index may, at times, become focused in stocks of a limited number of companies, which could cause the Portfolio to underperform the overall stock market.
  Asset concentration risk, which is the chance that, because the Portfolio's target index (and therefore the Portfolio) tends to be heavily weighted in its ten largest holdings, the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks.
  Interest rate risk, which is the chance that REIT stock prices overall will decline and that the cost of borrowing for REITs will increase because of rising interest rates. Interest rate risk is high for the Portfolio.
  Investment style risk, which is the chance that returns from REIT stocks—which typically are small- or mid-capitalization stocks—will trail returns from the overall stock market. Historically, REIT stocks have performed quite differently from the overall market.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The VVIF Real Estate Spliced Index reflects the performance of the MSCI US REIT Index through January 18, 2018, and the MSCI US Investable Market Real Estate 25/50 Index thereafter. The Portfolio's returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower.Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Real Estate Index Portfolio

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	17.28%	March 31, 2019
Lowest	-14.61%	September 30, 2011

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - Real Estate Index Portfolio	1 Year	5 Years	10 Years
Real Estate Index Portfolio	28.81%	7.19%	11.90%
MSCI US REIT Index (reflects no deduction for fees or expenses)	25.84%	7.03%	11.93%
VVIF Real Estate Spliced Index (reflects no deduction for fees or expenses)	29.03%	7.42%	12.13%
MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees or expenses)	29.03%